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                                              Rule 497(d)
                                              Reg. No. 333-85958



                              National Equity Trust
                        S&P 500 Strategy Trust Series 17

                Supplement to Prospectus datd August 1, 2002

Revised deferred sales charge schedule:

The deferred Sales charge shall be payable as follows: $3.50 on September 1, 2002 and $1.75 thereafter on the first day of each of the following eight months.